Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Baron ETF Trust
Entity Central Index Key	0002081199
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000271777
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Select ETF
Trading Symbol	BCEM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Emerging Markets Select ETF (the Fund) for the period of April 8, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Emerging Markets Select ETF	$19Footnote Reference**	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.80%	[2]
Expenses Short Period Footnote [Text Block]	Expenses for a full reporting period would be higher.
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Baron Emerging Markets Select ETF (at NAV)	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
04/08/2026	$10,000	$10,000	$10,000
4/30/2026	$10,496	$10,403	$10,505
5/31/2026	$11,122	$11,410	$11,376
6/30/2026	$10,904	$11,249	$11,238

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception 4/8/2026Footnote Reference*
Baron Emerging Markets Select ETF (at NAV)	9.04%
MSCI Emerging Markets Index	12.49%
MSCI Emerging Markets IMI Growth Index	12.38%

Performance Inception Date	Apr. 08, 2026	[3]
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 42,935,376
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 69,057
InvestmentCompanyPortfolioTurnover	10.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$42,935,376
# of Issuers	61
Portfolio Turnover Rate	10%Footnote Reference#
Total Advisory Fees Paid	$69,057
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	41.7%
Exchange-Traded Funds	15.4%
Industrials	11.4%
Financials	10.9%
Consumer Discretionary	5.1%
Materials	3.5%
Communication Services	3.3%
Health Care	2.2%
Energy	2.0%
Consumer Staples	1.1%
Cash and Cash Equivalents	3.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
Korea, Republic of	22.2%
Taiwan	20.7%
China	19.3%
India	17.5%
Brazil	6.0%
Peru	3.3%
South Africa	2.3%
Greece	1.5%
Hungary	1.0%
Others	6.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Franklin FTSE India ETF	15.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	13.9%
Samsung Electronics Co., Ltd.	7.8%
SK Hynix, Inc.	6.5%
Tencent Holdings Ltd.	2.8%
Southern Copper Corp.	2.1%
Montage Technology Co. Ltd.	2.1%
MediaTek, Inc.	1.9%
Delta Electronics, Inc.	1.8%
FirstRand Ltd.	1.8%
Total	56.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000265319
Shareholder Report [Line Items]
Fund Name	Baron Financials ETF
Trading Symbol	BCFN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Financials ETF (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Financials ETF	$37	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.80%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Baron Financials ETF (at NAV)	S&P 500 Index	FactSet Global FinTech Index	MSCI ACWI Index	MSCI USA Financials Net Index
12/31/2019	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/2020	$10,470	$9,996	$10,181	$9,890	$9,758
2/29/2020	$10,050	$9,173	$9,295	$9,091	$8,649
3/31/2020	$8,750	$8,040	$7,262	$7,863	$6,744
4/30/2020	$10,040	$9,071	$8,597	$8,706	$7,405
5/31/2020	$11,070	$9,503	$9,633	$9,084	$7,623
6/30/2020	$11,550	$9,692	$10,018	$9,375	$7,618
7/31/2020	$12,230	$10,238	$10,583	$9,871	$7,880
8/31/2020	$13,010	$10,974	$11,446	$10,475	$8,180
9/30/2020	$12,950	$10,557	$11,061	$10,137	$7,887
10/31/2020	$12,300	$10,277	$10,856	$9,891	$7,836
11/30/2020	$13,850	$11,402	$12,512	$11,110	$9,141
12/31/2020	$14,720	$11,840	$13,478	$11,625	$9,724
1/31/2021	$13,870	$11,720	$13,263	$11,573	$9,539
2/28/2021	$14,640	$12,044	$13,971	$11,841	$10,624
3/31/2021	$14,530	$12,571	$13,852	$12,157	$11,232
4/30/2021	$15,710	$13,242	$14,444	$12,688	$11,998
5/31/2021	$15,620	$13,334	$14,435	$12,886	$12,538
6/30/2021	$16,970	$13,646	$14,599	$13,056	$12,198
7/31/2021	$17,490	$13,970	$14,312	$13,146	$12,189
8/31/2021	$18,470	$14,395	$14,677	$13,475	$12,817
9/30/2021	$17,420	$13,725	$14,057	$12,918	$12,551
10/31/2021	$18,130	$14,687	$14,116	$13,577	$13,532
11/30/2021	$16,860	$14,585	$12,749	$13,251	$12,784
12/31/2021	$16,980	$15,239	$12,977	$13,781	$13,124
1/31/2022	$14,840	$14,450	$11,599	$13,104	$13,073
2/28/2022	$13,730	$14,017	$11,139	$12,765	$12,847
3/31/2022	$14,150	$14,538	$11,319	$13,042	$12,770
4/30/2022	$12,330	$13,270	$10,138	$11,998	$11,453
5/31/2022	$12,010	$13,294	$9,943	$12,012	$11,824
6/30/2022	$10,980	$12,197	$8,738	$10,999	$10,509
7/31/2022	$12,260	$13,322	$9,494	$11,768	$11,270
8/31/2022	$11,880	$12,778	$9,324	$11,334	$11,046
9/30/2022	$10,788	$11,602	$8,286	$10,249	$10,150
10/31/2022	$11,680	$12,541	$8,770	$10,868	$11,377
11/30/2022	$11,995	$13,242	$8,970	$11,711	$12,147
12/31/2022	$11,326	$12,479	$8,609	$11,250	$11,454
1/31/2023	$12,380	$13,263	$9,833	$12,056	$12,339
2/28/2023	$11,985	$12,939	$9,430	$11,711	$12,045
3/31/2023	$11,873	$13,414	$9,319	$12,072	$10,886
4/30/2023	$11,883	$13,624	$9,169	$12,245	$11,168
5/31/2023	$11,772	$13,683	$9,324	$12,114	$10,739
6/30/2023	$12,502	$14,587	$9,858	$12,817	$11,469
7/31/2023	$13,059	$15,056	$10,506	$13,287	$12,070
8/31/2023	$13,130	$14,816	$9,802	$12,915	$11,725
9/30/2023	$12,664	$14,109	$9,191	$12,381	$11,355
10/31/2023	$12,177	$13,813	$8,511	$12,009	$11,046
11/30/2023	$13,779	$15,074	$9,693	$13,117	$12,329
12/31/2023	$14,418	$15,759	$10,619	$13,748	$13,049
1/31/2024	$14,712	$16,024	$10,408	$13,828	$13,386
2/29/2024	$15,229	$16,880	$10,798	$14,422	$14,010
3/31/2024	$15,331	$17,423	$11,001	$14,867	$14,697
4/30/2024	$14,337	$16,711	$10,248	$14,384	$14,054
5/31/2024	$14,712	$17,540	$10,298	$14,968	$14,501
6/30/2024	$14,986	$18,169	$10,367	$15,301	$14,387
7/31/2024	$15,574	$18,390	$10,949	$15,548	$15,283
8/31/2024	$16,537	$18,836	$11,432	$15,943	$15,877
9/30/2024	$16,862	$19,238	$11,631	$16,313	$15,823
10/31/2024	$17,176	$19,064	$11,581	$15,947	$16,297
11/30/2024	$18,920	$20,183	$12,668	$16,543	$18,088
12/31/2024	$17,754	$19,702	$12,136	$16,152	$17,099
1/31/2025	$18,819	$20,251	$12,273	$16,694	$18,268
2/28/2025	$18,423	$19,986	$11,686	$16,593	$18,375
3/31/2025	$17,521	$18,860	$11,223	$15,938	$17,489
4/30/2025	$17,602	$18,732	$11,405	$16,087	$17,142
5/31/2025	$18,636	$19,911	$12,213	$17,011	$18,038
6/30/2025	$19,143	$20,924	$12,774	$17,775	$18,705
7/31/2025	$18,839	$21,394	$12,513	$18,016	$18,759
8/31/2025	$18,677	$21,827	$12,965	$18,461	$19,293
9/30/2025	$18,322	$22,624	$12,531	$19,130	$19,304
10/31/2025	$17,876	$23,154	$12,016	$19,558	$18,784
11/30/2025	$17,703	$23,210	$11,629	$19,556	$19,099
12/31/2025	$17,915	$23,225	$11,631	$19,760	$19,704
1/31/2026	$17,129	$23,561	$10,970	$20,346	$19,214
2/28/2026	$15,746	$23,382	$10,156	$20,607	$18,423
3/31/2026	$15,054	$22,218	$9,287	$19,127	$17,756
4/30/2026	$15,688	$24,549	$10,064	$21,073	$18,776
5/31/2026	$15,342	$25,841	$9,961	$22,160	$18,542
6/30/2026	$15,328	$25,595	$9,859	$21,983	$19,341

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 12/31/2019
Baron Financials ETF (at NAV)	(19.93)%	(2.01)%	6.79%
MSCI USA Financials Net Index	3.40%	9.66%	10.73%
MSCI ACWI Index	23.67%	10.98%	12.89%
FactSet Global FinTech Index	(22.83)%	(7.55)%	(0.22)%
S&P 500 Index	22.32%	13.41%	15.55%

Performance Inception Date	Dec. 31, 2019
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 46,099,748
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 194,524
InvestmentCompanyPortfolioTurnover	18.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$46,099,748
# of Issuers	42
Portfolio Turnover Rate	18%Footnote Reference#
Total Advisory Fees Paid	$194,524
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Financials	86.1%
Industrials	6.3%
Information Technology	4.3%
Consumer Discretionary	3.1%
Cash and Cash Equivalents	0.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Visa, Inc.	6.0%
Mastercard, Incorporated	5.6%
Bank of America Corp.	4.9%
Interactive Brokers Group, Inc.	4.5%
Morgan Stanley	4.3%
Charles Schwab Corp.	4.1%
S&P Global, Inc.	4.0%
JPMorgan Chase & Co.	3.8%
Moody's Corp.	3.7%
MSCI, Inc.	3.6%
Total	44.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000265316
Shareholder Report [Line Items]
Fund Name	Baron First Principles ETF
Trading Symbol	RONB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron First Principles ETF (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron First Principles ETF	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Baron First Principles ETF (at NAV)	Russell 3000 Growth Index	Russell 3000 Index
12/12/2025	$10,000	$10,000	$10,000
12/31/2025	$9,927	$10,038	$10,006
1/31/2026	$9,615	$9,910	$10,162
2/28/2026	$9,686	$9,579	$10,113
3/31/2026	$9,082	$9,080	$9,610
4/30/2026	$9,232	$10,189	$10,591
5/31/2026	$9,686	$10,920	$11,127
6/30/2026	$9,718	$10,629	$11,093

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception 12/12/2025Footnote Reference*
Baron First Principles ETF (at NAV)	(2.82)%
Russell 3000 Growth Index	6.29%
Russell 3000 Index	10.93%

Performance Inception Date	Dec. 12, 2025	[8]
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 489,624,186
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,362,472
InvestmentCompanyPortfolioTurnover	23.00%	[9]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$489,624,186
# of Issuers	24
Portfolio Turnover Rate	23%Footnote Reference#
Total Advisory Fees Paid	$2,362,472
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Communication Services	36.4%
Consumer Discretionary	33.0%
Financials	18.8%
Industrials	5.2%
Information Technology	4.8%
Health Care	1.7%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Space Exploration Technologies Corp.	32.2%
Tesla, Inc.	12.4%
MSCI, Inc.	4.5%
Hyatt Hotels Corp.	4.4%
Charles Schwab Corp.	3.8%
Interactive Brokers Group, Inc.	3.5%
Shopify, Inc.	3.3%
Red Rock Resorts, Inc.	3.0%
Verisk Analytics, Inc.	2.9%
Spotify Technology SA	2.7%
Total	72.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000265317
Shareholder Report [Line Items]
Fund Name	Baron Global Durable Advantage ETF
Trading Symbol	BCGD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Global Durable Advantage ETF (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Global Durable Advantage ETF	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Baron Global Durable Advantage ETF (at NAV)	MSCI ACWI Index
12/12/2025	$10,000	$10,000
12/31/2025	$10,118	$10,062
1/31/2026	$10,336	$10,360
2/28/2026	$10,164	$10,493
3/31/2026	$9,380	$9,740
4/30/2026	$10,368	$10,730
5/31/2026	$10,554	$11,284
6/30/2026	$10,566	$11,194

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception 12/12/2025Footnote Reference*
Baron Global Durable Advantage ETF (at NAV)	5.66%
MSCI ACWI Index	11.94%

Performance Inception Date	Dec. 12, 2025	[11]
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 9,773,674
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 28,312
InvestmentCompanyPortfolioTurnover	6.00%	[12]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$9,773,674
# of Issuers	40
Portfolio Turnover Rate	6%Footnote Reference#
Total Advisory Fees Paid	$28,312
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	30.0%
Financials	21.5%
Consumer Discretionary	15.3%
Industrials	11.6%
Communication Services	9.9%
Health Care	6.0%
Consumer Staples	2.8%
Real Estate	2.8%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Table Summary
Value	Value
United States	59.3%
Taiwan	8.7%
Netherlands	5.2%
Canada	4.8%
Sweden	4.6%
Japan	4.3%
France	3.2%
Italy	2.6%
Korea, Republic of	2.3%
Others	5.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	8.7%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	6.1%
Alphabet, Inc.	5.4%
Visa, Inc.	5.4%
ASML Holding N.V.	5.2%
S&P Global, Inc.	3.7%
Brookfield Corp.	3.2%
Eli Lilly & Co.	3.2%
Meta Platforms, Inc.	2.9%
Total	50.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000276035
Shareholder Report [Line Items]
Fund Name	Baron Risk Optimized Large Cap ETF
Trading Symbol	BROL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Risk Optimized Large Cap ETF (the Fund) for the period of May 26, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Risk Optimized Large Cap ETF	$4Footnote Reference**	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote**	Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 4	[13]
Expense Ratio, Percent	0.45%	[14]
Expenses Short Period Footnote [Text Block]	Expenses for a full reporting period would be higher.
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Baron Risk Optimized Large Cap ETF (at NAV)	S&P 500 Index
05/26/2026	$10,000	$10,000
5/31/2026	$10,056	$10,082
6/30/2026	$10,173	$9,986

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception 5/26/2026Footnote Reference*
Baron Risk Optimized Large Cap ETF (at NAV)	1.73%
S&P 500 Index	(0.14)%

Performance Inception Date	May 26, 2026	[15]
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,554,621
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,327
InvestmentCompanyPortfolioTurnover	8.00%	[16]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,554,621
# of Issuers	61
Portfolio Turnover Rate	8%Footnote Reference#
Total Advisory Fees Paid	$1,327
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	31.9%
Communication Services	15.2%
Financials	13.5%
Consumer Discretionary	10.4%
Health Care	10.0%
Industrials	7.3%
Real Estate	4.9%
Consumer Staples	4.1%
Materials	2.7%
Cash and Cash Equivalents	0.0%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote†	Includes other assets and liabilities-net.
Footnote‡	Rounds to less than 0.1%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
NVIDIA Corp.	7.4%
Alphabet, Inc.	7.2%
Space Exploration Technologies Corp.	4.8%
Amazon.com, Inc.	4.6%
Apple, Inc.	4.6%
Costco Wholesale Corp.	4.1%
Bank of America Corp.	3.4%
Broadcom, Inc.	3.3%
Welltower, Inc.	3.2%
Eli Lilly & Co.	3.0%
Total	45.7%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000265318
Shareholder Report [Line Items]
Fund Name	Baron SMID Cap ETF
Trading Symbol	BCSM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron SMID Cap ETF (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron SMID Cap ETF	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[17]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Baron SMID Cap ETF (at NAV)	Russell 2500 Growth Index	Russell 3000 Index
12/12/2025	$10,000	$10,000	$10,000
12/31/2025	$9,813	$9,770	$10,006
1/31/2026	$9,674	$10,073	$10,162
2/28/2026	$9,503	$10,023	$10,113
3/31/2026	$8,776	$9,427	$9,610
4/30/2026	$9,283	$10,640	$10,591
5/31/2026	$9,901	$11,403	$11,127
6/30/2026	$10,147	$11,691	$11,093

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception 12/12/2025Footnote Reference*
Baron SMID Cap ETF (at NAV)	1.47%
Russell 2500 Growth Index	16.91%
Russell 3000 Index	10.93%

Performance Inception Date	Dec. 12, 2025	[18]
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 33,148,201
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 90,905
InvestmentCompanyPortfolioTurnover	42.00%	[19]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$33,148,201
# of Issuers	55
Portfolio Turnover Rate	42%Footnote Reference#
Total Advisory Fees Paid	$90,905
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Industrials	29.4%
Information Technology	22.3%
Health Care	16.0%
Consumer Discretionary	15.5%
Financials	6.2%
Communication Services	3.9%
Materials	2.7%
Cash and Cash Equivalents	4.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Axon Enterprise, Inc.	4.2%
Rubrik, Inc.	3.2%
Loar Holdings, Inc.	3.1%
Coherent Corp.	2.8%
Samsara, Inc.	2.8%
Forgent Power Solutions, Inc.	2.7%
Enpro, Inc.	2.7%
Dynatrace, Inc.	2.6%
Datadog, Inc.	2.6%
Mercury Systems, Inc.	2.5%
Total	29.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000265320
Shareholder Report [Line Items]
Fund Name	Baron Technology ETF
Trading Symbol	BCTK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Technology ETF (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Technology ETF	$43	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Table Summary
	Baron Technology ETF (at NAV)	S&P 500 Index	MSCI ACWI Index	MSCI ACWI Information Technology Index
12/31/2021	$10,000	$10,000	$10,000	$10,000
1/31/2022	$8,750	$9,483	$9,509	$9,182
2/28/2022	$8,340	$9,199	$9,263	$8,770
3/31/2022	$8,360	$9,540	$9,464	$8,972
4/30/2022	$7,080	$8,708	$8,706	$7,919
5/31/2022	$6,790	$8,724	$8,717	$7,838
6/30/2022	$6,190	$8,004	$7,982	$7,027
7/31/2022	$6,930	$8,742	$8,539	$7,883
8/31/2022	$6,730	$8,386	$8,225	$7,437
9/30/2022	$5,910	$7,613	$7,437	$6,517
10/31/2022	$6,050	$8,230	$7,886	$6,972
11/30/2022	$6,110	$8,690	$8,498	$7,479
12/31/2022	$5,570	$8,189	$8,164	$6,893
1/31/2023	$6,380	$8,703	$8,749	$7,613
2/28/2023	$6,450	$8,491	$8,498	$7,582
3/31/2023	$6,820	$8,803	$8,760	$8,301
4/30/2023	$6,530	$8,940	$8,886	$8,247
5/31/2023	$7,490	$8,979	$8,791	$8,918
6/30/2023	$7,960	$9,572	$9,301	$9,436
7/31/2023	$8,370	$9,880	$9,642	$9,681
8/31/2023	$8,130	$9,723	$9,372	$9,471
9/30/2023	$7,650	$9,259	$8,985	$8,855
10/31/2023	$7,350	$9,064	$8,715	$8,771
11/30/2023	$8,560	$9,892	$9,519	$9,960
12/31/2023	$9,100	$10,342	$9,976	$10,410
1/31/2024	$9,420	$10,515	$10,035	$10,742
2/29/2024	$10,270	$11,077	$10,465	$11,403
3/31/2024	$10,440	$11,433	$10,788	$11,649
4/30/2024	$9,870	$10,966	$10,438	$11,020
5/31/2024	$10,300	$11,510	$10,862	$11,904
6/30/2024	$11,180	$11,923	$11,103	$12,991
7/31/2024	$10,910	$12,068	$11,283	$12,712
8/31/2024	$11,090	$12,361	$11,569	$12,891
9/30/2024	$11,610	$12,625	$11,838	$13,136
10/31/2024	$11,910	$12,510	$11,572	$13,010
11/30/2024	$13,160	$13,245	$12,005	$13,564
12/31/2024	$13,450	$12,929	$11,721	$13,698
1/31/2025	$13,910	$13,289	$12,114	$13,552
2/28/2025	$13,020	$13,116	$12,041	$13,281
3/31/2025	$11,460	$12,377	$11,566	$12,103
4/30/2025	$11,970	$12,293	$11,673	$12,345
5/31/2025	$13,830	$13,067	$12,344	$13,631
6/30/2025	$15,020	$13,731	$12,899	$14,922
7/31/2025	$15,420	$14,039	$13,074	$15,543
8/31/2025	$15,190	$14,324	$13,396	$15,608
9/30/2025	$15,905	$14,847	$13,882	$16,826
10/31/2025	$16,620	$15,194	$14,192	$18,050
11/30/2025	$15,895	$15,231	$14,191	$17,175
12/31/2025	$15,783	$15,241	$14,339	$17,311
1/31/2026	$15,669	$15,462	$14,764	$17,467
2/28/2026	$15,542	$15,344	$14,954	$17,287
3/31/2026	$14,693	$14,580	$13,880	$16,147
4/30/2026	$17,178	$16,110	$15,292	$19,303
5/31/2026	$19,459	$16,958	$16,081	$22,760
6/30/2026	$20,414	$16,796	$15,952	$22,458

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception 12/31/2021
Baron Technology ETF (at NAV)	35.91%	17.20%
MSCI ACWI Information Technology Index	50.50%	19.70%
MSCI ACWI Index	23.67%	10.95%
S&P 500 Index	22.32%	12.22%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 205,234,378
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 605,179
InvestmentCompanyPortfolioTurnover	37.00%	[21]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$205,234,378
# of Issuers	38
Portfolio Turnover Rate	37%Footnote Reference#
Total Advisory Fees Paid	$605,179
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Table Summary
Value	Value
Information Technology	61.9%
Communication Services	19.7%
Industrials	7.7%
Consumer Discretionary	7.3%
Health Care	1.7%
Utilities	0.9%
Real Estate	0.6%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding	% of Net Assets (6/30/26)*
Taiwan Semiconductor Manufacturing Co., Ltd.	8.9%
Lam Research Corp.	8.8%
Space Exploration Technologies Corp.	8.6%
Broadcom, Inc.	6.4%
Alphabet, Inc.	6.0%
NVIDIA Corp.	5.6%
Micron Technology, Inc.	4.8%
Spotify Technology SA	4.2%
Amazon.com, Inc.	4.0%
Coherent Corp.	3.6%
Total	61.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com

[1]	Expenses for a full reporting period would be higher.
[2]	Annualized.
[3]	Not Annualized.
[4]	Excludes impact of in-kind transactions.
[5]	Annualized.
[6]	Excludes impact of in-kind transactions.
[7]	Annualized.
[8]	Not Annualized.
[9]	Excludes impact of in-kind transactions.
[10]	Annualized.
[11]	Not Annualized.
[12]	Excludes impact of in-kind transactions.
[13]	Expenses for a full reporting period would be higher.
[14]	Annualized.
[15]	Not Annualized.
[16]	Excludes impact of in-kind transactions.
[17]	Annualized.
[18]	Not Annualized.
[19]	Excludes impact of in-kind transactions.
[20]	Annualized.
[21]	Excludes impact of in-kind transactions.